Share Incentive Plan	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Incentive Plan
11.
Share Incentive Plan

The Company’s 2006 Plan provides for the grant of share options or other awards to employees, directors, advisors and consultants for the purchase of up to 25,544,054 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2006 Plan. The 2006 Plan expired in 2019 and no additional awards can be made under it.

In January 2019, the Company adopted the 2019 Share Incentive Plan (“2019 Plan”) and as a result no further awards will be made under the 2006 Plan. In addition, any ordinary shares subject to awards under the 2006 Plan that expire, are forfeited, or are otherwise surrendered, without having been fully exercised or resulting in any ordinary shares being issued will become available for issuance under the 2019 Plan, up to an additional 15,794,199 shares, which is the number of shares issuable pursuant to outstanding awards granted under the 2006 Plan. The 2019 Plan provides for the grant of shares or other awards to employees, directors, advisors and consultants for the purchase of up to 63,487,133 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2019 Plan.

On January 1, 2020, 17,468,832 ordinary shares were added to the 2019 Plan pursuant to the Evergreen Provision. In March 2020, upon shareholder approval the 2019 Plan was amended (“Amended 2019 Plan”) and the number of shares reserved under the plan was reduced by 24,999,996 shares, as those shares are now reserved under the 2020 ADS incentive plan (“2020 ADS Plan”). The Amended 2019 Plan provides for the grant of shares or other awards to employees, directors, advisors and consultants for the purchase of up to 55,898,342 ordinary shares. Share options vest over varying schedules as determined by the Company’s board of directors and typically expire 10 years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the Amended 2019 Plan. Pursuant to the Evergreen Provision, effective January 1, 2021, an additional 22,228,225 ordinary shares were added to the Amended 2019 Plan.

In March 2020, upon shareholder approval, the Company adopted the 2020 ADS Plan to provide for grants of restricted ADSs, restricted ADS units and other ADS-based awards. The 2020 ADS Plan provides for the grant of ADS-based awards to employees, directors, advisors and consultants of up to 24,999,996 ordinary shares or 2,083,333 ADSs. Pursuant to the Evergreen Provision, effective January 1, 2021, an additional 9,526,380 ordinary shares, or 793,865 ADSs were added to the 2020 ADS Plan.

At December 31, 2021, there were 14,548,005 ordinary shares available for future grant under the Amended 2019 Plan and 9,066,456 ordinary shares, or 755,538 ADSs, available for future grant under the 2020 ADS Plan.

The fair value of each share option granted to employees and directors was estimated on the date of grant using the following assumptions:

Year Ended December 31,
	2021	2020	2019
Risk free interest rate	0.51% - 1.17%	0.28% - 1.38%	1.43% - 2.61%
Expected dividend yield	—	—	—
Expected term (in years)	5.5 - 6.7	4.6 - 7.0	5.4 - 6.4
Expected volatility	76% - 79%	74% - 82%	55% - 58%

The following table summarizes share option plan activity for the year ended December 31, 2021:

	Number of Ordinary Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	44,959,938	$0.69		$11,650
Granted	22,175,244	$0.15
Exercised	—
Cancelled or forfeited	(3,556,620)	$0.64
Outstanding at December 31, 2021	63,578,562	$0.50	7.4	$—
Exercisable at December 31, 2021	32,701,811	$0.71	6.3	$—
Vested and expected to vest at December 31, 2021	60,345,324	$0.51	7.4	$—

The weighted average grant date fair value per share for awards granted during the year ended December 31, 2021, 2020 and 2019, was $0.10, $0.12 and $0.53, respectively.

The following table summarizes restricted share unit activity for the 2020 ADS Plan for the year ended December 31, 2021 (in ordinary shares):

	Number of Shares	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2020	15,013,296	$0.11
Granted	6,604,356	$0.14
Vested and released	(7,876,356)	$0.11
Cancelled or forfeited	(653,448)	$0.13
Non-vested as of December 31, 2021	13,087,848	$0.12

The fair value of restricted share units is measured using the ordinary share price on the date of grant and share-based compensation expense for the restricted share units is recorded ratably over their vesting period. The total fair value of restricted share units vested during the year ended December 31, 2021 was approximately $1.1 million.

Total share-based compensation expense is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Research and development	$1,146	$1,171	$1,195
General and administrative	3,033	3,053	2,049
Total	$4,179	$4,224	$3,244

As of December 31, 2021, total unrecognized compensation expense related to non-vested share options, net of related forfeiture estimates, was $4.2 million and $0.9 million for non-vested restricted share units, net of related forfeitures estimates. The Company expects to recognize its remaining unrecognized share-based compensation expense over a weighted-average period of approximately 1.83 years for non-vested options and approximately 1.71 years for non-vested restricted share units.